Derivative financial instruments - Credit ratings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments
Derivative financial instrument assets	$ 165,100	$ 182,691
AA+
Derivative financial instruments
Derivative financial instrument assets		7,500
B
Derivative financial instruments
Derivative financial instrument assets		3,590
B-
Derivative financial instruments
Derivative financial instrument assets		10,938
BB-
Derivative financial instruments
Derivative financial instrument assets		5,467
Not rated
Derivative financial instruments
Derivative financial instrument assets	$ 165,100	$ 155,196